UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03052
                                   ---------


                          FRANKLIN FEDERAL MONEY FUND
                          ---------------------------
               (Exact name of registrant as specified in charter)

                ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906 (Address of principal executive offices) (Zip code)

       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     -------------

Date of fiscal year end: 6/30
                         ----

Date of reporting period: 6/30/05
                          -------

      ITEM 1. REPORTS TO STOCKHOLDERS.


                                [GRAPHIC OMITTED]

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                                                  JUNE 30, 2005
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        ANNUAL REPORT AND SHAREHOLDER LETTER             INCOME
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                                                    FASTER VIA EMAIL?
                      FRANKLIN
                 FEDERAL MONEY FUND                 Eligible shareholders can
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                                                    See inside for details.
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                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series

                            FRANKLIN TEMPLETON INVESTMENTS

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

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MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
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                               [GRAPHIC OMITTED]

Not part of the annual report

CONTENTS

SHAREHOLDER LETTER .....................................................    1

ANNUAL REPORT

Franklin Federal Money Fund ............................................    3

Performance Summary ....................................................    5

Your Fund's Expenses ...................................................    6

Financial Highlights and Statement of Investments ......................    8

Financial Statements ...................................................   10

Notes to Financial Statements ..........................................   13

Report of Independent Registered Public Accounting Firm ................   18

Board Members and Officers .............................................   19

The Money Market Portfolios ............................................   24

Shareholder Information ................................................   44

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SHAREHOLDER LETTER

Dear Shareholder:

During the 12 months under review, the U.S. economy continued to expand. Corporate earnings were generally strong, and the labor market firmed with June's unemployment rate at 5.0%. Oil prices remained a concern, as the commodity reached record high levels. In response to inflationary pressures and strong economic data, the Federal Reserve Board raised the federal funds target rate to 3.25%; however, longer-term interest rates declined during the period. In this environment, stock markets posted modest gains during the 12 months under review, with the Dow Jones Industrial Average returning 0.66% and the broader Standard & Poor's 500 Composite Index (S&P 500) returning 6.32%.(1)

In the enclosed annual report for Franklin Federal Money Fund, the portfolio manager discusses market conditions, investment management decisions and Fund performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

(1) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

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EDELIVERY DETAILS

Log in at franklintempleton.com and click on eDelivery. Shareholders who are registered at franklintempleton.com can receive these reports via email. Not all accounts are eligible for eDelivery.

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NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE
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                                               Not part of the annual report | 1

Also in the report is new information about the Board of Directors' approval of the Fund's investment advisory contract in the past six months. It is designed to give you an understanding of several factors considered before the Board approved its contract with the Investment Manager. The disclosure is in the "Shareholder Information" section beginning on page 44.

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely commentary from portfolio managers, and find helpful financial planning tools. We hope you will take advantage of these online services.

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.


Sincerely,

/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Federal Money Fund

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JUNE 30, 2005. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT HAVE BEEN OBTAINED FROM SOURCES CONSIDERED RELIABLE.


2 | Not part of the annual report

ANNUAL REPORT

FRANKLIN FEDERAL MONEY FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Federal Money Fund seeks to provide as high a level of current income as is consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of the U.S. Government Securities Money Market Portfolio (the Portfolio), which has the same investment goal. At present, the Portfolio's policy is to limit investments to U.S. Treasury bills, notes and bonds (including stripped securities), and to repurchase agreements collateralized by such securities.(1) The Fund attempts to maintain a stable $1.00 share price.

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PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
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AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY OR INSTITUTION. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.
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We are pleased to bring you Franklin Federal Money Fund's annual report for the fiscal year ended June 30, 2005.

PERFORMANCE OVERVIEW

Rising short-term interest rates during the 12 months under review resulted in an increase in the Fund's yields. In this environment, the Fund's seven-day effective yield rose from 0.23% on June 30, 2004, to 2.11% on June 30, 2005.

ECONOMIC AND MARKET OVERVIEW

Overall domestic economic growth remained healthy during the reporting period. Approximately two-thirds of U.S. gross domestic product (GDP) is generated by consumer spending, and almost one-fifth by business spending. Since consumer spending relies on consumers' ability to remain gainfully employed, many analysts study the employment picture for indications of consumer spending. Over the past year, nonfarm payroll data, as well as other indexes, showed growing employment. This along with other factors helped consumer spending increase 6.7% (not adjusted for inflation) in June 2005 compared with the same month a year earlier, which supported U.S. economic growth.(2)

(1) Yield and share price are not guaranteed and will vary with market conditions. U.S. government securities owned by the Portfolio or held under repurchase agreement, but not shares of the Portfolio, are guaranteed by the U.S. government, its agencies or instrumentalities.

(2)   Source: Bureau of Economic Analysis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 9.


                                                               Annual Report | 3

PORTFOLIO BREAKDOWN
6/30/05

-------------------------------------------
                                 % OF TOTAL
                                INVESTMENTS
-------------------------------------------
Repurchase Agreements                 81.5%
-------------------------------------------
U.S. Treasury Notes                   18.5%
-------------------------------------------

Business spending also rose during the reporting period, contributing to economic growth. Nonresidential investment spending rose in each of the past year's four quarters, resulting in 9.2% growth for the year under review.(2) Historically low interest rates continued to allow many companies easy access to capital, and ample cash also helped some companies to support their spending plans. Productivity continued to grow, which helped businesses generate more goods and services without substantially raising inflation.

Energy prices rose significantly, as oil prices hit a record of $60.54 a barrel on June 27.(3) Inflation remained relatively contained for the 12 months ended June 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index
(CPI), excluding volatile food and energy costs. This increase was below the core CPI's 10-year average of 2.3%.(4) However, acknowledging the economy's strength as well as potential inflationary pressure from high energy prices, the Federal Reserve Board raised the federal funds target rate to 3.25% from 1.25% during the 12-month period and indicated possible "measured" increases for the second half of 2005. During the period, the yield curve flattened, as the 10-year U.S. Treasury yield fell while those of shorter-maturity Treasuries rose. At period-end, the 10-year Treasury yielded 3.94%.

INVESTMENT STRATEGY

Consistent with our strategy, we invest, through the Portfolio, only in marketable obligations issued or guaranteed by the U.S. government or with a guarantee supported by the full faith and credit of the U.S. government, repurchase agreements collateralized by these securities, and stripped securities, which are separate income and principal components of a debt security.(1) A repurchase agreement is an agreement to buy a security and then sell it back after a short period of time (generally, less than seven days) at a higher price. We maintain a dollar-weighted average portfolio maturity of 90 days or less. We seek to provide shareholders with a high-quality, conservative investment vehicle; thus, we do not invest the Fund's cash in derivatives or other relatively volatile securities that we believe involve undue risk.

(3)   Source: Bloomberg Energy/Commodity Service.

(4)   Source: Bureau of Labor Statistics.


4 | Annual Report

MANAGER'S DISCUSSION

We continued to invest the Portfolio's assets in U.S. Treasury obligations and repurchase agreements backed by U.S. Treasury securities.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PERFORMANCE SUMMARY
(Symbol: FMNXX)
6/30/05

-------------------------------------------
Seven-day effective yield*            2.11%
-------------------------------------------
Seven-day annualized yield            2.09%
-------------------------------------------

* The seven-day effective yield assumes compounding of daily dividends.

Annualized and effective yields are for the seven-day period ended 6/30/05. The Fund's average weighted maturity was 13 days. Yield reflects Fund expenses and fluctuations in interest rates on portfolio investments.

Franklin Advisers, Inc., the Fund's administrator and the manager of the Fund's underlying Portfolio, has agreed in advance to waive a portion of its fees. If the manager had not taken this action, the portfolio's annualized and effective yields for the period would have been lower. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Directors.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN WILL FLUCTUATE. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.


                                                               Annual Report | 5

YOUR FUND'S EXPENSES

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.
      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


6 | Annual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

---------------------------------------------------------------------------------------------------------
                                           BEGINNING ACCOUNT   ENDING ACCOUNT      EXPENSES PAID DURING
                                            VALUE  12/31/04    VALUE 6/30/05     PERIOD* 12/31/04-6/30/05
---------------------------------------------------------------------------------------------------------
Actual                                          $1,000           $1,009.10                $4.03
---------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000           $1,020.78                $4.06
---------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, of 0.81%, which includes the expenses incurred by the Portfolio, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                               Annual Report | 7

FRANKLIN FEDERAL MONEY FUND

FINANCIAL HIGHLIGHTS

                                                                 ------------------------------------------------------------------
                                                                                        YEAR ENDED JUNE 30,
                                                                        2005          2004          2003         2002          2001
                                                                 ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ............................  $      1.00   $      1.00   $      1.00   $     1.00   $      1.00
                                                                 ------------------------------------------------------------------
Income from net investment operations - net investment income .        0.013         0.002         0.007        0.018         0.050

Less distributions from net investment income .................       (0.013)       (0.002)       (0.007)      (0.018)       (0.050)
                                                                 ------------------------------------------------------------------
Net asset value, end of year ..................................  $      1.00   $      1.00   $      1.00   $     1.00   $      1.00
                                                                 ==================================================================


Total return(a) ...............................................         1.31%         0.22%         0.70%        1.79%         5.08%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ...............................  $   110,655   $   117,623   $   125,130   $  141,058   $   132,916

Ratios to average net assets:

 Expenses(b) ..................................................         0.83%         0.82%         0.81%        0.78%         0.80%

 Expenses net of waiver and payments by affiliate(b) ..........         0.81%         0.81%         0.80%        0.77%         0.79%

 Net investment income ........................................         1.31%         0.21%         0.70%        1.74%         5.01%

(a)   Total return does not reflect the contingent deferred sales charge.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.


8 | See notes to financial statements. | Annual Report

FRANKLIN FEDERAL MONEY FUND

STATEMENT OF INVESTMENTS, JUNE 30, 2005

---------------------------------------------------------------------------------------------------------------------------------
                                                                                                 SHARES                VALUE
---------------------------------------------------------------------------------------------------------------------------------
   MUTUAL FUND (COST $110,761,398) 100.1%
   The U.S. Government Securities Money Market Portfolio (Note 1) .........................      110,761,398     $    110,761,398
                                                                                                                 ----------------

   OTHER ASSETS, LESS LIABILITIES (0.1)% ..................................................                              (106,695)
                                                                                                                 ----------------
   NET ASSETS 100.0% ......................................................................                      $    110,654,703
                                                                                                                 ================


                          Annual Report | See notes to financial statements. | 9

FRANKLIN FEDERAL MONEY FUND

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2005

Assets:
 Investment in Portfolio, at value and cost ...................    $110,761,398
 Receivable from capital shares sold ..........................         168,044
                                                                   ------------
      Total assets ............................................     110,929,442
                                                                   ------------
Liabilities:
 Payables:
  Capital shares redeemed .....................................         207,591
  Affiliates ..................................................          49,885
  Distributions to shareholders ...............................              17
 Other liabilities ............................................          17,246
                                                                   ------------
      Total liabilities .......................................         274,739
                                                                   ------------
Net assets, at value ..........................................    $110,654,703
                                                                   ============
Shares outstanding ............................................     110,654,703
                                                                   ============
Net asset value per share(a)...................................    $       1.00
                                                                   ============

(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


10 | See notes to financial statements. | Annual Report

FRANKLIN FEDERAL MONEY FUND

STATEMENT OF OPERATIONS
for the year ended June 30, 2005

Investment income:
 Dividends from Portfolio (Note 1) ............................    $  2,240,711
                                                                   ------------
Expenses:
 Administrative fees (Note 3a) ................................         501,304
 Transfer agent fees (Note 3c) ................................         158,070
 Reports to shareholders ......................................          26,740
 Registration and filing fees .................................          36,212
 Professional fees ............................................          17,251
 Directors' fees and expenses .................................           5,840
 Other ........................................................           5,682
                                                                   ------------
      Total expenses ..........................................         751,099
                                                                   ------------
        Net investment income .................................       1,489,612
                                                                   ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................    $  1,489,612
                                                                   ============


                         Annual Report | See notes to financial statements. | 11

FRANKLIN FEDERAL MONEY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                              -----------------------------------
                                                                                                      YEAR ENDED JUNE 30,
                                                                                                   2005                2004
                                                                                              -----------------------------------
Increase (decrease) in net assets:
 Net investment income from operations ....................................................   $    1,489,612     $        252,211
 Distributions to shareholders from net investment income .................................       (1,489,612)            (252,211)
 Capital share transactions (Note 2).......................................................       (6,967,885)          (7,507,776)
                                                                                              -----------------------------------
      Net increase (decrease) in net assets ...............................................       (6,967,885)          (7,507,776)
Net assets (there is no undistributed net investment income at beginning or end of year):
 Beginning of year ........................................................................      117,622,588          125,130,364
                                                                                              -----------------------------------
 End of year ..............................................................................   $  110,654,703     $    117,622,588
                                                                                              ===================================


12 | See notes to financial statements. | Annual Report

FRANKLIN FEDERAL MONEY FUND

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Federal Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

The Fund invests substantially all of its assets in The U.S. Government Securities Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The accounting policies of the Portfolio, including the Portfolio's security valuation policies, will directly affect the recorded value of the Fund's investment in the Portfolio. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund holds Portfolio shares that are valued at its proportionate interest in the closing net asset value of the Portfolio. As of June 30, 2005, the Fund owns 100% of the Portfolio.

B. INCOME TAXES

No provision has been made for U.S. income taxes because the Fund's policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses received from the Portfolio are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

D. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


                                                              Annual Report | 13

FRANKLIN FEDERAL MONEY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and directors are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. CAPITAL STOCK

At June 30, 2005, there were 5 billion shares authorized (no par value). Transactions in the Fund's shares at $1.00 per share were as follows:

                                                  -----------------------------
                                                       YEAR ENDED JUNE 30,
                                                      2005            2004
                                                  -----------------------------
Shares sold ....................................  $  98,860,390   $ 139,768,352
Shares issued in reinvestment of distributions .      1,485,088         256,330
Shares redeemed ................................   (107,313,363)   (147,532,458)
                                                  -----------------------------
Net increase (decrease) ........................  $  (6,967,885)  $  (7,507,776)
                                                  =============================

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and directors of the Fund are also officers and/or directors of the Portfolio and of the following subsidiaries:

------------------------------------------------------------------------------------------
  SUBSIDIARY                                                      AFFILIATION
------------------------------------------------------------------------------------------
  Franklin Advisers, Inc. (Advisers)                              Administrative manager
  Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
  Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. ADMINISTRATIVE FEES

The Fund pays an administrative fee to Advisers based on the Fund's average daily net assets as follows:

--------------------------------------------------------------------------------
  ANNUALIZED FEE RATE     NET ASSETS
--------------------------------------------------------------------------------
        0.455%            First $100 million
        0.330%            Over $100 million, up to and including $250 million
        0.280%            In excess of $250 million


14 | Annual Report

FRANKLIN FEDERAL MONEY FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

B. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:

Contingent deferred sales charges retained ....................   $638

C. TRANSFER AGENT FEES

The Fund paid transfer agent fees of $158,070, of which $115,890 was retained by Investor Services.

4. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2005 and 2004, was as follows:

                                                  -----------------------------
                                                      2005            2004
                                                  -----------------------------
Distributions paid from - ordinary income ......  $   1,489,612   $     252,211

At June 30, 2005, the cost of investments and undistributed ordinary income for income tax purposes were as follows.

Cost of investments.............................  $ 110,761,398
                                                  =============

Undistributed ordinary income ..................  $          17
                                                  =============

5. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").


                                                              Annual Report | 15

FRANKLIN FEDERAL MONEY FUND

5. REGULATORY MATTERS (CONTINUED)

INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The Fund did not participate in the CAGO settlement. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.


16 | Annual Report

FRANKLIN FEDERAL MONEY FUND

5. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


                                                              Annual Report | 17

FRANKLIN FEDERAL MONEY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF FRANKLIN FEDERAL MONEY FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Federal Money Fund (the "Fund") at June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 10, 2005


18 | Annual Report

FRANKLIN FEDERAL MONEY FUND

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)        Director        Since 1982         142                        Director, Bar-S Foods
One Franklin Parkway                                                                         (meat packing company).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)       Director        Since 1998         51                         None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems (CALPERS);
and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of California; and
Chief Counsel, California Department of Transportation.
------------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)     Director        Since 1989         143                        None
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
------------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)       Director        Since 1980         116                        Director, The California Center for
One Franklin Parkway                                                                         Land Recycling (redevelopment).
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 19

------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)       Director        Since 1992         142                        Director, Martek Biosciences
One Franklin Parkway                                                                         Corporation, MedImmune, Inc.
San Mateo, CA 94403-1906                                                                     (biotechnology), and Overstock.com
                                                                                             (Internet services); and FORMERLY,
                                                                                             Director, MCI Communication
                                                                                             Corporation (subsequently known as
                                                                                             MCI WorldCom, Inc. and WorldCom,
                                                                                             Inc.) (communications services)
                                                                                             (1988-2002), White Mountains
                                                                                             Insurance Group, Ltd. (holding
                                                                                             company) (1987-2004) and Spacehab,
                                                                                             Inc. (aerospace services) (1994-2003).
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004);
Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and
President, National Association of Securities Dealers, Inc. (1970-1987).
------------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)    Director and    Director since     142                        None
One Franklin Parkway           Chairman of     1980 and
San Mateo, CA 94403-1906       the Board       Chairman of the
                                               Board since 1993
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR.       Director and    Director since     126                        None
(1940) One Franklin Parkway    President and   1980, President
San Mateo, CA 94403-1906       Chief           since 1993 and
                               Executive       Chief Executive
                               Officer -       Officer -
                               Investment      Investment
                               Management      Management
                                               since 2002
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


20 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
**WILLIAM J. LIPPMAN (1925)    Director        Since 1994         19                         None
One Parker Plaza, 9th Floor
Fort Lee, NJ 07024-2920
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Portfolio Advisors, Inc.; President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of seven of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)         Vice President  Since 1986         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton
Investments.
------------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)          Chief           Since 2004         Not Applicable             Not Applicable
One Franklin Parkway           Compliance
San Mateo, CA 94403-1906       Officer
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 49 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
------------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)         Treasurer       Since 2004         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 33 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and
Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton
Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
------------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (1960)      Vice President  Since 1995         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive
Vice President, Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman,
Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of
Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 21

------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)        Senior Vice     Since 2002         Not Applicable             Not Applicable
500 East Broward Blvd.         President and
Suite 2100 Fort                Chief
Lauderdale, FL 33394-3091      Executive
                               Officer -
                               Finance and
                               Administration
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 49 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)           Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 49 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer
and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
------------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)        Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin Investment
Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and Senior
Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange Commission
(1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until
1979).
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (1937)       Vice President  Since 2002         Not Applicable             Not Applicable
600 Fifth Avenue               - AML
Rockefeller Center             Compliance
New York, NY 10020-2302
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, FTI Banque, Arch Chemicals, Inc.
and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.
------------------------------------------------------------------------------------------------------------------------------------


22 | Annual Report

------------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                            LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                    POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (1937)       Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway           and Secretary
San Mateo, CA 94403-1906
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments; and FORMERLY,
Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
Templeton Asset Management Ltd. (until 1999).
------------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)         Chief           Since 2004         Not Applicable             Not Applicable
500 East Broward Blvd.         Financial
Suite 2100                     Officer
Fort Lauderdale,
FL 33394-3091
------------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 49 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM McGladrey, Inc.; and Partner, McGladrey & Pullen, LLP.
------------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Fund under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc. (Resources), which is the parent company of the Fund's administrator and distributor. William J. Lippman is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT DIRECTOR AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 23

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE MONEY MARKET PORTFOLIO

                                                     ---------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,
                                                            2005            2004            2003            2002            2001
                                                     ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                                     ---------------------------------------------------------------------------

Income from investment operations -
  net investment income ..........................         0.020           0.009           0.014           0.026           0.059

Less distributions from net investment income ....        (0.020)         (0.009)         (0.014)         (0.026)         (0.059)
                                                     ---------------------------------------------------------------------------
Net asset value, end of year .....................   $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                                     ===========================================================================

Total return .....................................          2.06%           0.94%           1.41%           2.63%           6.08%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................   $ 5,676,479     $ 5,505,394     $ 5,331,200     $ 4,734,196     $ 4,490,919

Ratios to average net assets:

 Expenses ........................................          0.16%           0.16%           0.15%           0.16%           0.16%

 Expenses net of waiver and payments by affiliate           0.16%           0.15%           0.15%           0.15%           0.15%

 Net investment income ...........................          2.04%           0.93%           1.39%           2.56%           5.91%


24 | See notes to financial statements. | Annual Report

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, JUNE 30, 2005

--------------------------------------------------------------------------------------------------------------------------------
   THE MONEY MARKET PORTFOLIO                                                              PRINCIPAL AMOUNT           VALUE
--------------------------------------------------------------------------------------------------------------------------------
   CERTIFICATES OF DEPOSIT 40.5%
   Abbey National North America, Stamford Branch, 3.06% - 3.29%, 7/11/05 - 8/24/05 ....    $    150,000,000     $    150,001,903
   Bank of Montreal, Chicago Branch, 3.04% - 3.21%, 7/15/05 - 8/22/05 .................         150,000,000          150,000,718
   Bank of Nova Scotia, Portland Branch, 3.15%, 8/05/05 - 8/08/05 .....................         150,000,000          150,000,000
   Banque Nationale de Paris, New York Branch, 2.255% - 3.265%, 8/16/05 - 8/24/05 .....         150,000,000          149,999,154
   Barclay's Bank PLC, New York Branch, 3.070% - 3.105%, 7/11/05 - 7/14/05 ............         150,000,000          150,000,239
   Calyon North America Inc., New York Branch, 3.155%, 8/03/05 - 8/04/05 ..............         150,000,000          150,000,000
   Dexia Credit Local NY, New York Branch, 3.19%, 8/09/05 - 8/12/05 ...................         150,000,000          150,001,699
   HBOS Treasury Services, New York Branch, 3.16%, 8/08/05 ............................          50,000,000           50,000,262
   Landesbank Hessen Thueringen Girozentrale, New York Branch, 3.01% - 3.08%,
     7/08/05 - 7/14/05 ................................................................         150,000,000          150,000,359
   Lloyds Bank PLC, New York Branch, 3.17% - 3.29%, 8/08/05 - 8/26/05 .................         150,000,000          150,001,795
   Rabobank Nederland N.V., New York Branch, 3.15%, 8/10/05 ...........................         100,000,000          100,001,104
   Royal Bank of Canada, New York Branch, 3.13%, 7/29/05 ..............................          75,000,000           75,000,290
   Royal Bank of Scotland, New York Branch, 3.115%, 7/25/05 ...........................         100,000,000          100,000,662
   Societe Generale North America, New York Branch, 3.04% - 3.10%, 7/01/05 - 7/19/05 ..         150,000,000          150,000,000
   Svenska Handelsbanken, New York Branch, 3.120% - 3.185%, 7/28/05 - 8/11/05 .........         150,000,000          150,001,408
   UBS Finance Delaware LLC, Stamford Branch, 3.110% - 3.235%, 7/22/05 - 8/17/05 ......         125,000,000          125,001,084
   Westdeutsche Landesbank, New York Branch, 3.05%, 7/11/05 ...........................          50,000,000           50,000,000
   Westpac Banking Corp., New York Branch, 3.245%, 7/26/05 ............................         150,000,000          150,000,519
                                                                                                                ----------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $2,300,011,196).................................                            2,300,011,196
                                                                                                                ----------------
(a)COMMERCIAL PAPER 51.9%
   ANZ (Delaware) Inc., 7/21/05 - 8/09/05 .............................................         175,000,000          174,545,417
   Commonwealth Bank of Australia, 7/18/05 - 8/22/05 ..................................         150,000,000          149,693,253
   Danske Corp., 8/11/05 - 8/19/05 ....................................................         175,000,000          174,266,393
   Depfa Bank PLC, 7/06/05 - 7/07/05 ..................................................          50,000,000           49,976,625
   General Electric Capital Corp., 8/25/05 - 8/26/05 ..................................         150,000,000          149,250,750
   Gillette Co., 7/01/05 ..............................................................         250,000,000          250,000,000
   Goldman Sachs Group Inc., 7/18/05 - 7/20/05 ........................................         150,000,000          149,759,999
   HBOS Treasury Services, 8/15/05 - 8/16/05 ..........................................         100,000,000           99,601,243
   ING U.S. Funding Corp., 7/07/05 - 8/23/05 ..........................................         150,000,000          149,606,708
   Merrill Lynch & Co. Inc., 7/01/05 - 7/08/05 ........................................         225,000,000          224,918,751
   National Australia Funding Inc., 8/01/05 - 8/02/05 .................................         150,000,000          149,583,938
   Nestle Capital Corp., 7/05/05 - 7/06/05 ............................................         175,000,000          174,935,729
   Pepsico Inc., 8/23/05 ..............................................................          50,000,000           49,765,917
   Procter & Gamble Co., 7/25/05 - 7/27/05 ............................................         100,000,000           99,779,861
   Royal Bank of Scotland PLC, 8/15/05 ................................................          50,000,000           49,802,500
   Shell Finance UK PLC, 7/18/05 - 7/20/05 ............................................          50,000,000           49,923,750
   Siemens Capital Corp., 8/12/05 .....................................................         100,000,000           99,627,833
   Toronto Dominion Holding USA, 7/18/05 - 7/22/05 ....................................         150,000,000          149,758,145
   Total Capital SA, 8/17/05 - 8/22/05 ................................................         150,000,000          149,343,913
   Toyota Motor Credit Corp., 8/29/05 - 8/30/05 .......................................         150,000,000          149,184,167
   UBS AG Finance Delaware Inc, 7/01/05 ...............................................         100,000,000          100,000,000
   Wal-Mart Stores Inc., 7/13/05 - 8/30/05 ............................................         150,000,000          149,629,500
                                                                                                                ----------------
   TOTAL COMMERCIAL PAPER (COST $2,942,954,392)........................................                            2,942,954,392
                                                                                                                ----------------


                                                              Annual Report | 25

THE MONEY MARKET PORTFOLIOS

--------------------------------------------------------------------------------------------------------------------------------
   THE MONEY MARKET PORTFOLIO                                                              PRINCIPAL AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------------------
(a)U.S. GOVERNMENT AND AGENCY SECURITIES 0.5%
   Federal Home Loan Bank, 7/01/05 ....................................................    $     12,915,000     $     12,915,000
   Federal Home Loan Mortgage Corp., 7/01/05 ..........................................           3,390,000            3,390,000
   Federal National Mortgage Association, 7/01/05 .....................................           9,090,000            9,090,000
                                                                                                                ----------------
   TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $25,395,000)......................                               25,395,000
                                                                                                                ----------------
   BANK NOTES (COST $150,003,105) 2.6%
   Bank of America NA, 3.12%, 7/26/05 - 7/27/05 .......................................         150,000,000          150,003,105
                                                                                                                ----------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $5,418,363,693)................                            5,418,363,693
                                                                                                                ----------------

(b)REPURCHASE AGREEMENTS 4.4%
   Deutsche Bank Securities Inc., 2.94%, 7/01/05 (Maturity Value $85,006,942)
     Collateralized by (a)U.S. Treasury Bills, 11/17/05 ...............................          85,000,000           85,000,000
   Morgan Stanley & Co. Inc., 2.87%, 7/01/05 (Maturity Value $134,720,739)
     Collateralized by U.S. Treasury Notes, 3.875% - 4.00%, 3/15/10 - 5/15/10;
     and U.S. Treasury Bonds, 10.75%, 8/15/05 .........................................         134,710,000          134,710,000
   UBS Securities LLC, 3.05%, 7/01/05 (Maturity Value $30,002,542)
     Collateralized by U.S. Government Agency Securities, 2.875%, 9/15/05 .............          30,000,000           30,000,000
                                                                                                                ----------------
   TOTAL REPURCHASE AGREEMENTS (COST $249,710,000).....................................                              249,710,000
                                                                                                                ----------------
   TOTAL INVESTMENTS (COST $5,668,073,693) 99.9%.......................................                            5,668,073,693
   OTHER ASSETS, LESS LIABILITIES 0.1%.................................................                                8,405,725
                                                                                                                ----------------
   NET ASSETS 100.0%...................................................................                         $  5,676,479,418
                                                                                                                ================

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b)   See Note 1(b) regarding repurchase agreements.


26 | See notes to financial statements. | Annual Report

THE MONEY MARKET PORTFOLIOS

FINANCIAL HIGHLIGHTS

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                     ---------------------------------------------------------------------------
                                                                                 YEAR ENDED JUNE 30,
                                                            2005            2004            2003            2002            2001
                                                     ---------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ...............   $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                                     ---------------------------------------------------------------------------

Income from investment operations - net
  investment income ..............................         0.020           0.009           0.013           0.024           0.056

Less distributions from net investment income ....        (0.020)         (0.009)         (0.013)         (0.024)         (0.056)
                                                     ---------------------------------------------------------------------------
Net asset value, end of year .....................   $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                                     ===========================================================================

Total return .....................................          1.99%           0.87%           1.34%           2.43%           5.75%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..................   $   110,761     $   117,815     $   201,758     $   226,676     $   186,718

Ratios to average net assets:

 Expenses ........................................          0.17%           0.16%           0.16%           0.16%           0.16%

 Expenses net of waiver and payments by affiliate           0.15%           0.15%           0.15%           0.15%           0.15%

 Net investment income ...........................          1.97%           0.87%           1.34%           2.33%           5.63%


                         Annual Report | See notes to financial statements. | 27

THE MONEY MARKET PORTFOLIOS

STATEMENT OF INVESTMENTS, JUNE 30, 2005

--------------------------------------------------------------------------------------------------------------------------------
   THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                   PRINCIPAL AMOUNT          VALUE
--------------------------------------------------------------------------------------------------------------------------------
(a)U.S. GOVERNMENT SECURITIES 20.2%
   U.S. Treasury Bill, 7/15/05.........................................................    $      5,000,000     $      4,993,904
   U.S. Treasury Bill, 7/28/05.........................................................           2,500,000            2,495,078
   U.S. Treasury Bill, 8/11/05.........................................................           2,500,000            2,491,786
   U.S. Treasury Bill, 8/18/05.........................................................           2,500,000            2,490,783
   U.S. Treasury Bill, 8/25/05.........................................................           2,500,000            2,488,710
   U.S. Treasury Bill, 10/06/05........................................................           2,500,000            2,479,556
   U.S. Treasury Bill, 11/17/05........................................................           2,500,000            2,469,449
   U.S. Treasury Bill, 12/22/05........................................................           2,500,000            2,461,152
                                                                                                                ----------------
   TOTAL U.S. GOVERNMENT SECURITIES (COST $22,370,418).................................                               22,370,418
                                                                                                                ----------------

(b)REPURCHASE AGREEMENTS 88.8%
   ABN AMRO Bank, N.V., New York Branch, 2.67%, 7/01/05 (Maturity Value $10,000,742)
     Collateralized by U.S. Treasury Notes, 2.00%, 5/15/06.............................          10,000,000           10,000,000
   Banc of America Securities LLC, 2.70%, 7/01/05 (Maturity Value $5,000,375)
     Collateralized by U.S. Treasury Notes, 4.00%, 4/15/10.............................           5,000,000            5,000,000
   Barclays Capital Inc., 2.85%, 7/01/05 (Maturity Value $5,000,396)
     Collateralized by (a)U.S. Treasury Bills, 7/07/05.................................           5,000,000            5,000,000
   Deutsche Bank Securities Inc., 2.94%, 7/01/05 (Maturity Value $19,161,565)
     Collateralized by (a)U.S. Treasury Notes, 0.00 - 6.625%, 10/6/05 - 5/15/07........          19,160,000           19,160,000
   Goldman, Sachs & Co., 2.70%, 7/01/05 (Maturity Value $10,000,750)
     Collateralized by U.S. Treasury Notes, 6.50%, 2/15/10.............................          10,000,000           10,000,000
   Greenwich Capital Markets Inc., 2.85%, 7/01/05 (Maturity Value $15,001,188)
     Collateralized by U.S. Treasury Notes, 2.50%, 10/31/06............................          15,000,000           15,000,000
   Morgan Stanley & Co., 2.87%, 7/01/05 (Maturity Value $19,166,528)
     Collateralized by U.S. Treasury Notes, 10.75%, 8/15/05............................          19,165,000           19,165,000
   UBS Securities LLC, 2.85%, 7/01/05 (Maturity Value $15,001,188)
     Collateralized by U.S. Treasury Notes, 3.375%, 10/15/09...........................          15,000,000           15,000,000
                                                                                                                ----------------
   TOTAL REPURCHASE AGREEMENTS (COST $98,325,000)......................................                               98,325,000
                                                                                                                ----------------
   TOTAL INVESTMENTS (COST $120,695,418) 109.0%........................................                              120,695,418
   OTHER ASSETS, LESS LIABILITIES (9.0)%...............................................                               (9,934,020)
                                                                                                                ----------------
   NET ASSETS 100.0%...................................................................                         $    110,761,398
                                                                                                                ================

(a) A portion or all of the security is traded on a discount basis with no stated coupon rate.

(b)   See Note 1(b) regarding repurchase agreements.


28 | See notes to financial statements. | Annual Report

THE MONEY MARKET PORTFOLIOS

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005

                                                                  -------------------------------
                                                                                      THE U.S.
                                                                                     GOVERNMENT
                                                                       THE           SECURITIES
                                                                   MONEY MARKET     MONEY MARKET
                                                                    PORTFOLIO        PORTFOLIO
                                                                  -------------------------------
Assets:
 Investments in securities, at amortized cost .................   $5,418,363,693   $   22,370,418
 Repurchase agreements, at value and cost .....................      249,710,000       98,325,000
                                                                  -------------------------------
      Total investments .......................................    5,668,073,693      120,695,418
 Cash .........................................................            3,914            1,355
 Interest receivable ..........................................        9,161,968            7,730
                                                                  -------------------------------
      Total assets ............................................    5,677,239,575      120,704,503
                                                                  -------------------------------
Liabilities:
 Payables:
  Investments securities purchased ............................               --        9,924,505
  Affiliates ..................................................          704,700            7,925
  Distributions to shareholders ...............................            7,233               62
 Other liabilities ............................................           48,224           10,613
                                                                  -------------------------------
      Total liabilities .......................................          760,157        9,943,105
                                                                  -------------------------------
Net assets, at value ..........................................   $5,676,479,418   $  110,761,398
                                                                  ===============================
Shares outstanding ............................................    5,676,479,418      110,761,398
                                                                  ===============================
Net asset value per share .....................................   $         1.00   $         1.00
                                                                  ===============================


                         Annual Report | See notes to financial statements. | 29

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF OPERATIONS
for the year ended June 30, 2005

                                                                  -------------------------------
                                                                                      THE U.S.
                                                                                     GOVERNMENT
                                                                       THE           SECURITIES
                                                                   MONEY MARKET     MONEY MARKET
                                                                    PORTFOLIO        PORTFOLIO
                                                                  -------------------------------
Investment income:
 Interest .....................................................   $  128,511,065   $    2,410,476
                                                                  -------------------------------
Expenses:
 Management fees (Note 3a) ....................................        8,798,240          170,696
 Custodian fees (Note 4) ......................................          119,166            2,196
 Reports to shareholders ......................................            6,242            2,587
 Professional fees ............................................           56,499           14,348
 Other ........................................................          174,147            4,716
                                                                  -------------------------------
      Total expenses ..........................................        9,154,294          194,543
      Expense reductions (Note 4) .............................          (18,760)          (1,572)
      Expenses waived/paid by affiliate (Note 3d) .............               --          (22,238)
                                                                  -------------------------------
       Net expenses ...........................................        9,135,534          170,733
                                                                  -------------------------------
        Net investment income .................................      119,375,531        2,239,743
                                                                  -------------------------------
Net realized gain (loss) from investments .....................               --              190
                                                                  -------------------------------
Net increase (decrease) in net assets resulting from operations   $  119,375,531   $    2,239,933
                                                                  ===============================


30 | See notes to financial statements. | Annual Report

THE MONEY MARKET PORTFOLIOS

STATEMENTS OF CHANGES IN NET ASSETS

                                                          ---------------------------------------------------------------------
                                                                                               THE U.S. GOVERNMENT SECURITIES
                                                            THE MONEY MARKET PORTFOLIO             MONEY MARKET PORTFOLIO
                                                          ---------------------------------------------------------------------
                                                                YEAR ENDED JUNE 30,                  YEAR ENDED JUNE 30,
                                                               2005             2004               2005               2004
                                                          ---------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...............................   $  119,375,531   $   49,426,140      $   2,239,743      $   1,508,957
  Net realized gain (loss) from investments ...........               --            3,825                190              5,742
                                                          ---------------------------------------------------------------------
      Net increase (decrease) in net assets resulting
         from operations ..............................      119,375,531       49,429,965          2,239,933          1,514,699
 Distributions to shareholders from net
   investment income ..................................     (119,375,531)     (49,429,965)(a)     (2,239,933)(b)     (1,514,699)(c)
 Capital share transactions (Note 2) ..................      171,085,254      174,194,451         (7,053,156)       (83,943,475)
                                                          ---------------------------------------------------------------------
      Net increase (decrease) in net assets ...........      171,085,254      174,194,451         (7,053,156)       (83,943,475)
Net assets (there is no undistributed net investment
  income at beginning or end of year):
  Beginning of year ...................................    5,505,394,164    5,331,199,713        117,814,554        201,758,029
                                                          ---------------------------------------------------------------------
  End of year .........................................   $5,676,479,418   $5,505,394,164      $ 110,761,398      $ 117,814,554
                                                          =====================================================================

(a) Distributions were increased by a net realized gain from investments of $3,825.

(b) Distributions were increased by a net realized gain from investments of $190.

(c) Distributions were increased by a net realized gain from investments of $5,742.


                         Annual Report | See notes to financial statements. | 31

THE MONEY MARKET PORTFOLIOS

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Portfolios are issued in private placements and are exempt from registration under the Securities Act of 1933.

The following summarizes the Portfolios' significant accounting policies.

A. SECURITY VALUATION

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Portfolios' Board of Trustees.

B. REPURCHASE AGREEMENTS

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At June 30, 2005, all repurchase agreements held by the Portfolios had been entered into on that date.

C. INCOME TAXES

No provision has been made for U.S. income taxes because each Portfolio's policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Portfolio distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets of the Trust. Portfolio specific expenses are charged directly to the portfolio that incurred the expense.


32 | Annual Report

THE MONEY MARKET PORTFOLIOS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolio's shares at $1.00 per share were as follows:

                                                     ---------------------------------
                                                                           THE U.S.
                                                                          GOVERNMENT
                                                           THE            SECURITIES
                                                      MONEY MARKET       MONEY MARKET
                                                        PORTFOLIO         PORTFOLIO
                                                     ---------------------------------
Year ended June 30, 2005
 Shares sold ..................................      $ 5,623,149,272    $   52,184,664
 Shares issued in reinvestment of distributions          119,380,707         2,240,711
 Shares redeemed ..............................       (5,571,444,725)      (61,478,531)
                                                     ---------------------------------
 Net increase (decrease) ......................      $   171,085,254    $   (7,053,156)
                                                     =================================
Year ended June 30, 2004
 Shares sold ..................................      $ 5,413,860,590    $  145,540,988
 Shares issued in reinvestment of distributions           49,424,401         1,513,783
 Shares redeemed ..............................       (5,289,090,540)     (230,998,246)
                                                     ---------------------------------
 Net increase (decrease) ......................      $   174,194,451    $  (83,943,475)
                                                     =================================


                                                             Annual Report  | 33

THE MONEY MARKET PORTFOLIOS

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Portfolios are also officers and/or directors of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust and the Franklin Federal Money Fund, and of the following subsidiaries:

------------------------------------------------------------------------------------
SUBSIDIARY                                                        AFFILIATION
------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                                 Investment manager
Franklin Templeton Investor Services LLC (Investor Services)      Transfer agent

A. MANAGEMENT FEE

The Portfolios pay an investment management fee to Advisers of 0.15% per year of the average daily net assets of each Portfolio.

B. TRANSFER AGENT FEES

Investor Services, under terms of an agreement, performs shareholder servicing for the Portfolios and is not paid by the Portfolios for the services.

C. OTHER AFFILIATED TRANSACTIONS

At June 30, 2005, the shares of The Money Market Portfolio were owned by the following funds:

                                                                ----------------------------------
                                                                                  PERCENTAGE OF
                                                                   SHARES       OUTSTANDING SHARES
                                                                ----------------------------------
Institutional Fiduciary Trust - Money Market Portfolio .......  3,934,213,030         69.31%
Franklin Money Fund ..........................................  1,452,679,478         25.59%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund...    191,755,157          3.38%
Franklin Templeton Money Fund Trust - Franklin Templeton
 Money Fund ..................................................     97,831,753          1.72%

At June 30, 2005, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following fund:

                                                                ----------------------------------
                                                                                  PERCENTAGE OF
                                                                   SHARES       OUTSTANDING SHARES
                                                                ----------------------------------
Franklin Federal Money Fund ...............................       110,761,398        100.00%

D. VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENTS

Advisers agreed in advance to voluntarily waive a portion of management fees for The U.S. Government Securities Money Market Portfolio, as noted in the Statement of Operations. Total expenses waived by Advisers are not subject to reimbursement by the Portfolio subsequent to the Portfolio's fiscal year end.


34 | Annual Report

THE MONEY MARKET PORTFOLIOS

4. EXPENSE OFFSET ARRANGEMENT

The Portfolios have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Portfolios' custodian expenses. During the year ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

The tax character of distributions paid during the years ended June 30, 2005 and 2004, was as follows:

                                           ----------------------------------------------------
                                                                          THE U.S. GOVERNMENT
                                                THE MONEY MARKET              SECURITIES
                                                   PORTFOLIO            MONEY MARKET PORTFOLIO
                                           ----------------------------------------------------
                                               2005          2004          2005         2004
                                           ----------------------------------------------------
Distributions paid from -
 ordinary income.....................      $119,375,531   $49,429,965   $2,239,933   $1,514,699
                                           ====================================================

At June 30, 2005, the cost of investments and undistributed ordinary income for income tax purposes were as follows:

                                           ------------------------------
                                                              THE U.S.
                                                             GOVERNMENT
                                                THE          SECURITIES
                                            MONEY MARKET    MONEY MARKET
                                             PORTFOLIO        PORTFOLIO
                                           ------------------------------
Cost of investments .................      $5,668,073,693   $ 120,695,418
                                           ------------------------------
Undistributed ordinary income .......      $        7,233   $          62
                                           ------------------------------

6. REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices


                                                              Annual Report | 35

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The Trust did not participate in the CAGO settlement. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.


36 | Annual Report

THE MONEY MARKET PORTFOLIOS

6. REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or its shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


                                                              Annual Report | 37

THE MONEY MARKET PORTFOLIOS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF THE MONEY MARKET PORTFOLIOS:

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Money Market Portfolio and The U.S. Government Securities Money Market Portfolio constituting The Money Market Portfolios, (hereafter referred to as the "Funds") at June 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 10, 2005


38 | Annual Report

THE MONEY MARKET PORTFOLIOS

BOARD MEMBERS AND OFFICERS

The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the Fund, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (1932)         Trustee         Since 1992         142                        Director, Bar-S Foods (meat packing
One Franklin Parkway                                                                          company).
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
-----------------------------------------------------------------------------------------------------------------------------------
ROBERT F. CARLSON (1928)        Trustee         Since 1998         51                         None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, senior member and past President, Board of Administration, California Public Employees Retirement Systems
(CALPERS); and FORMERLY, member and Chairman of the Board, Sutter Community Hospitals; member, Corporate Board, Blue Shield of
California; and Chief Counsel, California Department of Transportation.
-----------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (1932)      Trustee         Since 1992         143                        None
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch (until 2002) (Consultant (2003)).
-----------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (1952)         Trustee         Since June 2005    135                        Director, Amerada Hess Corporation
One Franklin Parkway                                                                          (exploration and refining of oil and
San Mateo, CA 94403-1906                                                                      gas), H.J. Heinz Company (processed
                                                                                              foods and allied products), RTI
                                                                                              International Metals, Inc. (manufac-
                                                                                              ture and distribution of titanium),
                                                                                              Canadian National Railway (railroad),
                                                                                              and White Mountains Insurance
                                                                                              Group, Ltd. (holding company).
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------------------------------------------------------------------------
FRANK W.T. LAHAYE (1929)        Trustee         Since 1992         116                        Director, The California Center for
One Franklin Parkway                                                                          Land Recycling (redevelopment).
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and FORMERLY, Chairman, Peregrine Venture Management Company (venture capital).
-----------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 39

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (1928)        Trustee         Since 1992         142                        Director, Martek Biosciences
One Franklin Parkway                                                                          Corporation, MedImmune, Inc.
San Mateo, CA 94403-1906                                                                      (biotechnology), and Overstock.com
                                                                                              (Internet services); and FORMERLY,
                                                                                              Director, MCI Communication
                                                                                              Corporation (subsequently known as
                                                                                              MCI WorldCom, Inc. and WorldCom,
                                                                                              Inc.) (communications services)
                                                                                              (1988-2002), White Mountains
                                                                                              Insurance Group, Ltd. (holding com-
                                                                                              pany) (1987-2004) and Spacehab,
                                                                                              Inc. (aerospace services) (1994-2003).
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company) (2001-2004);
Chairman, White River Corporation (financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992);
and President, National Association of Securities Dealers, Inc. (1970-1987).
-----------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
**CHARLES B. JOHNSON (1933)     Trustee and     Trustee since      142                        None
One Franklin Parkway            Chairman of     1992 and
San Mateo, CA 94403-1906        the Board       Chairman of the
                                                Board since 1993
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton
Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 44 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
**RUPERT H. JOHNSON, JR. (1940) Trustee and     Trustee since      126                        None
One Franklin Parkway            President and   1992 and
San Mateo, CA 94403-1906        Chief           President and
                                Executive       Chief Executive
                                Officer -       Officer -
                                Investment      Investment
                                Management      Management
                                                since 2002
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and
officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------


40 | Annual Report

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
HARMON E. BURNS (1945)          Vice President  Since 1992         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin
Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
JAMES M. DAVIS (1952)           Chief           Since 2004         Not Applicable             Not Applicable
One Franklin Parkway            Compliance
San Mateo, CA 94403-1906        Officer
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director, Global Compliance, Franklin Resources, Inc.; officer of 49 of the investment companies in Franklin Templeton Investments;
and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
-----------------------------------------------------------------------------------------------------------------------------------
LAURA FERGERSON (1962)          Treasurer       Since 2004         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 33 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and
Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton
Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
-----------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (1960)       Vice President  Since 1995         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin
Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice
President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.;
Executive Vice President, Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC;
Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (1947)         Senior Vice     Since 2002         Not Applicable             Not Applicable
500 East Broward Blvd.          President and
Suite 2100                      Chief
Fort Lauderdale, FL 33394-3091  Executive
                                Officer -
                                Finance and
                                Administration
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 49 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------


                                                              Annual Report | 41

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (1947)            Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources,
Inc.; officer of 49 of the investment companies in Franklin Templeton Investments; and formerly, President, Chief Executive Officer and Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
-----------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (1947)         Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton
Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, LLC,
Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin
Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel, LLC, and Templeton/Franklin
Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant
and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and Exchange
Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts)
(until 1979).
-----------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (1937)        Vice President  Since 2002         Not Applicable             Not Applicable
600 Fifth Avenue                - AML
Rockefeller Center              Compliance
New York, NY 10020-2302
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; Director, FTI Banque, Arch Chemicals, Inc.
and Lingnan Foundation; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources,
Inc. and of 46 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------------------------------------------------------------------------
MURRAY L. SIMPSON (1937)        Vice President  Since 2000         Not Applicable             Not Applicable
One Franklin Parkway            and Secretary
San Mateo, CA 94403-1906
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments; and FORMERLY,
Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director,
Templeton Asset Management Ltd. (until 1999).
-----------------------------------------------------------------------------------------------------------------------------------


42 | Annual Report

-----------------------------------------------------------------------------------------------------------------------------------
                                                                   NUMBER OF PORTFOLIOS IN
NAME, YEAR OF BIRTH                             LENGTH OF          FUND COMPLEX OVERSEEN
AND ADDRESS                     POSITION        TIME SERVED        BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
GALEN G. VETTER (1951)          Chief Financial Since 2004         Not Applicable             Not Applicable
500 East Broward Blvd.          Officer and
Suite 2100                      Chief
Fort Lauderdale, FL 33394-3091  Accounting
                                Officer
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Franklin Templeton Services, LLC; officer of 49 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Managing Director, RSM Mcgladrey, Inc.; and Partner, Mcgladrey & Pullen, LLP.
-----------------------------------------------------------------------------------------------------------------------------------

* We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF DIRECTORS HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF DIRECTORS BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT DIRECTOR AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.


                                                              Annual Report | 43

FRANKLIN FEDERAL MONEY FUND

SHAREHOLDER INFORMATION

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT

At a meeting held February 28, 2005, the Board of Directors ("Board"), including a majority of non-interested or independent Directors, approved renewal of the investment advisory contract for the Fund. In reaching this decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for the Fund, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for the Fund prepared by Lipper Financial Services ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared the Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Fund by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Directors received assistance and advice from and met separately with independent counsel. In approving continuance of the investment advisory contract for the Fund, the Board, including a majority of independent Directors, determined that the existing management fee structure was fair and reasonable and that continuance of the investment advisory contract was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Fund and its shareholders. In addition to investment performance and expenses of the Fund discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for the Fund were consistently complied with as well as other reports period- ically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends


44 | Annual Report

FRANKLIN FEDERAL MONEY FUND

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the Manager's best execution trading policies, as well as the compliance procedures and qualifications of the Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of the Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of the amount of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties such as Dalbar, and the firsthand experience of the individual Directors who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings during the year, particular attention in assessing such performance was given to the Lipper report furnished for the contract renewal. The Lipper report prepared for the Fund showed its investment performance for the year ended December 31, 2004, as well as the previous ten years ended that date in comparison to a performance universe consisting of the Fund and all retail U.S. Treasury money market funds as selected by Lipper. The Lipper report showed that the Fund's total return for the one-year period, as well as for the previous three-, five- and ten-year periods on an annualized basis was in the second lowest quintile of such universe. In discussing this comparative performance, management pointed out that the Fund followed a very conservative approach and unlike some other funds within such universe, did not invest in agency securities, which yield more than comparable Treasuries. Management further pointed out that its total return was close to the median of its expense universe, being only eight basis points below the median for the annualized ten-year period as shown in the Lipper report. The Board found the Fund's performance to be acceptable in view of such facts.

COMPARATIVE EXPENSES. Consideration was given to a comparative analysis of the management fee and total expense ratios of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. Prior to making such comparison, the Board relied upon a survey showing that the scope of management advisory services covered under the Fund's investment advisory contract was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the


                                                              Annual Report | 45

FRANKLIN FEDERAL MONEY FUND

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

Lipper report. In reviewing comparative costs, emphasis was given to the Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes administrative charges as being part of a management fee. The results of such comparisons showed the Fund's effective management fee rate to be higher than all but three of the twelve funds constituting the Lipper expense group and its actual total expenses to be higher than all but two funds within such group. In discussing such comparative expenses, management pointed out that this Fund is not actively marketed and largely serves as an alternative investment vehicle for shareholders of the various Franklin/Templeton/Mutual Series Fund families and provides a number of courtesy services to shareholders, including check writing and wiring privileges. The Board found such comparative expenses to be acceptable, noting that the Fund's effective management fee rate and actual total expenses were within seven basis points and three basis points, respectively, of its expense group's median as shown in the Lipper expense report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Fund made in prior years and that it had engaged on a biennial basis the Fund's independent accountants to perform certain procedures specified by the Board solely for its purpose and use. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Fund for purposes of determining profitability. Included in the analysis for the Fund were the revenue and related costs broken down separately from the management, underwriting and shareholder services functions provided by the Manager and its affiliates to the Fund, as well as the relative contribution of the Fund to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to the Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Fund, as well as the need to meet additional regulatory and compliance


46 | Annual Report

FRANKLIN FEDERAL MONEY FUND

BOARD REVIEW OF INVESTMENT ADVISORY CONTRACT (CONTINUED)

requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its investment advisory contract with the Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Fund grows larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. Fees under the Fund's investment advisory contract consist of a flat 0.15% advisory fee component and a separate administrative fee of 0.455% on the first $100 million of Fund net assets; 0.330% on the next $150 million of Fund net assets; and 0.280% on Fund net assets in excess of $250 million. The Fund's net assets were approximately $112 million at the date of the Board meeting and the Board believed that to the extent any economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment advisory contract provides a sharing of benefits with the Fund and its shareholders.

PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                              Annual Report | 47

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LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
  Trust(8)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

06/05                                              Not part of the annual report

    [LOGO](R)
FRANKLIN(R) TEMPLETON(R)              One Franklin Parkway
   INVESTMENTS                        San Mateo, CA 94403-1906


o     WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?
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ANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN FEDERAL MONEY FUND

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

113 A2005 08/05

      ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $2,303 for the fiscal year ended June 30, 2005 and $21,657 for the fiscal year ended June 30, 2004.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements were $0 for the fiscal year ended June 30, 2005 and $52,158 for the fiscal year ended June 30, 2004. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $19,591 for the fiscal year ended June 30, 2005 and $0 for the fiscal year ended June 30, 2004. The services for which these fees were paid included tax compliance and advise.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $0 for the fiscal year ended June 30, 2005 and $64 for the fiscal year ended June 30, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $4,500 for the fiscal year ended June 30, 2005 and $99,936 for the fiscal year ended June 30, 2004. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process and the review of the ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i) pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs
(b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $24,091 for the fiscal year ended June 30, 2005 and $152,158 for the fiscal year ended June 30, 2004.

(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

      ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. N/A

      ITEM 6. SCHEDULE OF INVESTMENTS. N/A

      ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

      ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. N/A

      ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Directors that would require disclosure herein.

      ITEM 11. CONTROLS AND PROCEDURES.
(A) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FEDERAL MONEY FUND

By    JIMMY G. GAMBILL
      ----------------
    /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    JIMMY D. GAMBILL
      ----------------
    /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 19, 2005


By     GALEN G. VETTER
       ---------------
    /s/Galen G. Vetter
      Chief Financial Officer
Date    August 19, 2005